Pension, Savings, And Other Employee Benefits (Schedule Of Plans' Benefit Obligations And Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Other assets	$ 1,963,312	$ 2,151,656
Other liabilities	(946,202)	(838,483)
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year	670,056	589,715
Service cost	14,800	15,358	15,225
Interest cost	33,040	32,823	31,441
Actuarial (gain)/loss	76,021	53,671
Actual benefits paid	(26,970)	(21,769)
Special termination benefits	0	258
Benefit obligation, end of year	766,947	670,056	589,715
Fair value of plan assets, beginning of year	575,790	549,616
Actual return on plan assets	78,172	44,272
Employer contributions	6,980	3,671
Actual benefits paid - settlement payments	(3,477)	0
Actual benefits paid - other payments	(23,493)	(21,769)
Fair value of plan assets, end of year	633,972	575,790	549,616
Funded status of the plans - underfunded	(132,975)	(94,266)
Other liabilities	(132,975)	(94,266)
Net asset/(liability) at end of year	(132,975)	(94,266)
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year	45,868	41,274
Service cost	467	542	515
Interest cost	2,298	2,213	2,277
Actuarial (gain)/loss	7,815	3,722
Actual benefits paid	(1,933)	(2,164)
Expected Medicare Part D reimbursement	201	281
Benefit obligation, end of year	54,716	45,868	41,274
Fair value of plan assets, beginning of year	14,615	16,273
Actual return on plan assets	1,266	331
Employer contributions	340	175
Actual benefits paid - settlement payments	(1,933)	(2,164)
Fair value of plan assets, end of year	14,288	14,615	16,273
Funded status of the plans - underfunded	(40,428)	(31,253)
Other liabilities	(40,428)	(31,253)
Net asset/(liability) at end of year	$ (40,428)	$ (31,253)